Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
Summary of Ordinary Shares Issued and Outstanding

As of June 30, 2024 and December 31, 2023, the Company had the following number of ordinary shares with a par value £0.001 (equivalent to $0.001) issued and outstanding:

	June 30,	December 31,
	2024	2023
Ordinary shares	41,087,901	39,466,581
Class A non-voting ordinary shares	—	1,616,367
Deferred Shares	1	1
Total ordinary and deferred shares	41,087,902	41,082,949